Share based payment reserve (Details 2)	3 Months Ended
	Nov. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.41	[1]
Number of options outstanding	7,351,000
Number of options exercisable	7,351,000
Remaining contractual life	4 years 10 months 24 days	[1]
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.40	[1]
Number of options outstanding	3,719,000
Number of options exercisable	3,719,000
Expiry date	Sep. 29, 2026
Remaining contractual life	4 years 9 months 18 days	[1]
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.43	[1]
Number of options outstanding	3,532,000
Number of options exercisable	3,532,000
Expiry date	Oct. 11, 2026
Remaining contractual life	4 years 10 months 24 days	[1]
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.35	[1]
Number of options outstanding	100,000
Number of options exercisable	100,000
Expiry date	Jan. 02, 2028
Remaining contractual life	6 years 1 month 6 days	[1]

[1]	Total represents weighted average.